5900 "O" Street / Lincoln, NE / 68510
                                                                    402-467-1122

April 21, 2006

                                            Via EDGAR and overnight express mail

Sally Samuel, Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:      Ameritas Life Insurance Corp. and
         Ameritas Life Insurance Corp. Separate Account LLVA
         40 Act # 811-07661;  33 Act # 333-120972
         Ameritas NO-LOAD Variable Annuity Flexible Premium Deferred Variable Annuity
         Post-Effective Amendment # 1 on Form N-4 Pursuant to Rule 485(b)

Dear Ms. Samuel:

Today, we are submitting via EDGAR, pursuant to Rule 485(b), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is May 1, 2006.

Revisions from the current effective registration for this product include:
- The ultimate parent company name change to UNIFI Mutual Holding Company was documented.
- Variable investment option portfolio expense tables (including related table footnotes on contractual and voluntary waivers and reimbursements) and investment objectives charts were updated with portfolio name and fee information provided by the funds and portfolio investment advisers.
- Expense examples, accumulation unit values, and performance charts were updated.
-    Text was revised in the policy owner voting and death benefits sections.
- Separate account and company financial statements for the fiscal year ended December 31, 2005 are included in the SAI. - Other non-substantive typographical and editorial changes were made.

We acknowledge that the fund is responsible for the adequacy and accuracy of the disclosure in the filings, staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing, and the fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894. Thank you for your assistance.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant General Counsel II